Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 02, 2024	Oct. 28, 2023	Oct. 29, 2022	Oct. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance table

					Value of Initial Fixed $100 Investment Based On: (3)
Fiscal Year (1)	Summary Compensation Table (SCT)Total for PEO	Compensation Actually Paid (CAP) to PEO (2)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs (2)	Ciena Total Shareholder Return (TSR)	Peer Group TSR	Net Income (in thousands)	Ciena Revenue (4) (in thousands)
2024	$14,076,773	$23,208,434	$3,507,354	$5,365,965	$144.53	$109.00	$83,956	$4,014,955
2023	$15,431,410	$10,330,867	$3,956,502	$2,894,005	$88.69	$79.54	$254,827	$4,386,549
2022	$12,017,980	$8,210,990	$3,200,888	$2,227,016	$88.93	$105.69	$152,902	$3,632,661
2021	$11,450,851	$22,399,417	$3,082,875	$5,147,573	$114.00	$142.96	$500,196	$3,620,684

(1)
Mr. Smith was the principal executive officer ("PEO") for all four fiscal years in the table. For fiscal 2021-2023, Messrs. Moylan, McFeely, Phipps, and Rothenstein were the Non-PEO NEOs. For fiscal 2024, Messrs. Moylan, DiPerna, Phipps, and Rothenstein were the Non-PEO NEOs.
(2)
The dollar amounts reported represent the amount of "compensation actually paid" ("CAP"), as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to "Executive Compensation — Fiscal 2024 Summary Compensation Table" for additional information). The Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year and CAP used in the table for 2021, 2022, and 2023 reflect corrections to the fair value of earned but unvested MSU awards as compared to the values used in the proxy statement for our 2024 Annual Meeting (the “2024 Proxy Statement”). As corrected, the calculation of these amounts uses the fair value of the actual number of shares earned by each NEO at the end of the relevant measurement period rather than the target number of shares. In the 2024 Proxy Statement, the amounts for the Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year and CAP were understated by $3,410,941 and $598,948 for fiscal 2021, overstated by $962,532 and $172,979 for 2022, and overstated by $392,686 and $70,559 for 2023, in each case with respect to the PEO and the Non-PEO NEOs, respectively.

	Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$14,076,773	$3,507,354	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875

Deduction for Amounts Reported as "Stock Awards" in SCT	(12,069,792)	(2,612,077)	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)

Increase for Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	14,023,720	3,047,358	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480

Increase for Fair Value of Equity Awards Granted and Vested in the Year	983,792	270,087	857,427	247,599	486,233	148,357	718,030	193,519

Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	5,554,341	1,003,205	(555,276)	(148,410)	(3,145,110)	(603,900)	4,527,985	909,187

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	639,600	150,038	86,500	13,321	4,049,443	729,875	3,926,389	670,203

Compensation Actually Paid	$23,208,434	$5,365,965	$10,330,867	$2,894,005	$8,210,990	$2,227,016	$22,399,417	$5,147,573

(3)
Ciena and Peer Group TSR was determined based on an initial fixed investment of $100 on October 30, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Ciena’s share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR set forth in the Pay Versus Performance Table was determined using the S&P Networking Index, a published industry or line-of-business index which we also used in preparing the stock performance graph included in our 2024 Form 10-K as required by Item 201(e) of Regulation S-K.
(4)
We have determined that revenue is the financial performance measure that, in Ciena’s assessment, represents the most important financial performance measure used to link "compensation actually paid" to our NEOs for fiscal 2024 to company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Messrs. Moylan, DiPerna, Phipps, and Rothenstein were the Non-PEO NEOs.
Peer Group Issuers, Footnote
(3)
Ciena and Peer Group TSR was determined based on an initial fixed investment of $100 on October 30, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Ciena’s share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR set forth in the Pay Versus Performance Table was determined using the S&P Networking Index, a published industry or line-of-business index which we also used in preparing the stock performance graph included in our 2024 Form 10-K as required by Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 14,076,773	$ 15,431,410	$ 12,017,980	$ 11,450,851
PEO Actually Paid Compensation Amount	$ 23,208,434	10,330,867	8,210,990	22,399,417
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of "compensation actually paid" ("CAP"), as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to "Executive Compensation — Fiscal 2024 Summary Compensation Table" for additional information). The Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year and CAP used in the table for 2021, 2022, and 2023 reflect corrections to the fair value of earned but unvested MSU awards as compared to the values used in the proxy statement for our 2024 Annual Meeting (the “2024 Proxy Statement”). As corrected, the calculation of these amounts uses the fair value of the actual number of shares earned by each NEO at the end of the relevant measurement period rather than the target number of shares. In the 2024 Proxy Statement, the amounts for the Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year and CAP were understated by $3,410,941 and $598,948 for fiscal 2021, overstated by $962,532 and $172,979 for 2022, and overstated by $392,686 and $70,559 for 2023, in each case with respect to the PEO and the Non-PEO NEOs, respectively.

	Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$14,076,773	$3,507,354	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875

Deduction for Amounts Reported as "Stock Awards" in SCT	(12,069,792)	(2,612,077)	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)

Increase for Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	14,023,720	3,047,358	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480

Increase for Fair Value of Equity Awards Granted and Vested in the Year	983,792	270,087	857,427	247,599	486,233	148,357	718,030	193,519

Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	5,554,341	1,003,205	(555,276)	(148,410)	(3,145,110)	(603,900)	4,527,985	909,187

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	639,600	150,038	86,500	13,321	4,049,443	729,875	3,926,389	670,203

Compensation Actually Paid	$23,208,434	$5,365,965	$10,330,867	$2,894,005	$8,210,990	$2,227,016	$22,399,417	$5,147,573

Non-PEO NEO Average Total Compensation Amount	$ 3,507,354	3,956,502	3,200,888	3,082,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,365,965	2,894,005	2,227,016	5,147,573
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent the amount of "compensation actually paid" ("CAP"), as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to "Executive Compensation — Fiscal 2024 Summary Compensation Table" for additional information). The Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year and CAP used in the table for 2021, 2022, and 2023 reflect corrections to the fair value of earned but unvested MSU awards as compared to the values used in the proxy statement for our 2024 Annual Meeting (the “2024 Proxy Statement”). As corrected, the calculation of these amounts uses the fair value of the actual number of shares earned by each NEO at the end of the relevant measurement period rather than the target number of shares. In the 2024 Proxy Statement, the amounts for the Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year and CAP were understated by $3,410,941 and $598,948 for fiscal 2021, overstated by $962,532 and $172,979 for 2022, and overstated by $392,686 and $70,559 for 2023, in each case with respect to the PEO and the Non-PEO NEOs, respectively.

	Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$14,076,773	$3,507,354	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875

Deduction for Amounts Reported as "Stock Awards" in SCT	(12,069,792)	(2,612,077)	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)

Increase for Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	14,023,720	3,047,358	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480

Increase for Fair Value of Equity Awards Granted and Vested in the Year	983,792	270,087	857,427	247,599	486,233	148,357	718,030	193,519

Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	5,554,341	1,003,205	(555,276)	(148,410)	(3,145,110)	(603,900)	4,527,985	909,187

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	639,600	150,038	86,500	13,321	4,049,443	729,875	3,926,389	670,203

Compensation Actually Paid	$23,208,434	$5,365,965	$10,330,867	$2,894,005	$8,210,990	$2,227,016	$22,399,417	$5,147,573

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular list of financial performance measures

The table below lists the financial performance measures that the Compensation Committee believes represent the most important financial performance measures used to link "compensation actually paid" to our NEOs to Ciena’s performance for fiscal 2024. Revenue and Adjusted Operating Income are the financial performance measures used to determine performance-based cash bonuses under the Annual Cash Incentive Bonus Plan, aggregate sales orders and adjusted earnings per share are the financial performance measures used to determine the earning of PSU awards, and total stockholder return is the financial performance measure used to determine the earning of MSU awards. See "Compensation Discussion and Analysis" above for a further description of our executive compensation program. The performance measures included in this table are not ranked by relative importance.

Revenue (Company Selected Measure)
Adjusted Operating Income
Aggregate Sales Orders
Adjusted Earnings Per Share
Total Stockholder Return

Total Shareholder Return Amount	$ 144.53	88.69	88.93	114
Peer Group Total Shareholder Return Amount	109	79.54	105.69	142.96
Net Income (Loss)	$ 83,956,000	$ 254,827,000	$ 152,902,000	$ 500,196,000
Company Selected Measure Amount	4,014,955,000	4,386,549,000	3,632,661,000	3,620,684,000
PEO Name	Mr. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate Sales Orders
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,069,792)	$ (12,933,210)		$ (8,589,251)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,023,720	7,444,016	$ 5,808,224	10,365,414
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,554,341	(555,276)	(3,145,110)	4,527,985
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	983,792	857,427	486,233	718,030
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,600	86,500	4,049,443	3,926,389
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,005,780)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,612,077)	(2,871,987)	(2,644,856)	(1,849,692)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,047,358	1,696,980	1,396,651	2,141,480
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003,205	(148,410)	(603,900)	909,187
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,087	247,599	148,357	193,519
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 150,038	$ 13,321	$ 729,875	$ 670,203